Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Class Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Trading Symbol	FSEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 457,401,935
Holdings Count | shares	272
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$457,401,935
Number of Holdings	272
Portfolio Turnover	39%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 AAA 2.8 AA 5.1 A 3.7 BBB 18.3 BB 11.1 Not Rated 49.7 Short-Term Investments and Net Other Assets (Liabilities) 8.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 AAA - 2.8 AA - 5.1 A - 3.7 BBB - 18.3 BB - 11.1 Not Rated - 49.7 Short-Term Investments and Net Other Assets (Liabilities) - 8.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 87.2 Corporate Bonds 3.5 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 8.8 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 87.2 Corporate Bonds - 3.5 U.S. Treasury Obligations - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 8.8 Mexico 10.5 United States 9.3 Brazil 8.5 Indonesia 7.9 India 7.8 South Africa 7.5 Poland 7.3 Malaysia 4.9 Thailand 4.8 Others 31.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 10.5 United States - 9.3 Brazil - 8.5 Indonesia - 7.9 India - 7.8 South Africa - 7.5 Poland - 7.3 Malaysia - 4.9 Thailand - 4.8 Others - 31.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) United Mexican States 10.5 Indonesia Government 7.9 Republic of India 7.8 South African Republic 7.5 Republic of Poland 7.3 Brazilian Federative Republic 5.3 Malaysia Government 4.9 Kingdom of Thailand 4.8 Czech Republic 4.8 Colombian Republic 4.5 65.3
Fidelity Series Emerging Markets Debt Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Fund
Class Name	Fidelity® Series Emerging Markets Debt Fund
Trading Symbol	FEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,814,678,656
Holdings Count | shares	570
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,814,678,656
Number of Holdings	570
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 AA 6.9 A 2.8 BBB 22.5 BB 25.6 B 17.3 CCC,CC,C 9.3 D 0.2 Not Rated 4.8 Equities 0.9 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 AA - 6.9 A - 2.8 BBB - 22.5 BB - 25.6 B - 17.3 CCC,CC,C - 9.3 D - 0.2 Not Rated - 4.8 Equities - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 59.2 Corporate Bonds 28.8 U.S. Treasury Obligations 2.4 Preferred Securities 1.4 Fixed-Income Funds 0.3 International Equity Funds 0.2 Preferred Stocks 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 59.2 Corporate Bonds - 28.8 U.S. Treasury Obligations - 2.4 Preferred Securities - 1.4 Fixed-Income Funds - 0.3 International Equity Funds - 0.2 Preferred Stocks - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 10.3 Mexico 7.0 Brazil 5.1 Saudi Arabia 4.3 Colombia 4.3 Turkey 3.8 Argentina 3.5 United Arab Emirates 3.1 Chile 3.0 Others 55.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 10.3 Mexico - 7.0 Brazil - 5.1 Saudi Arabia - 4.3 Colombia - 4.3 Turkey - 3.8 Argentina - 3.5 United Arab Emirates - 3.1 Chile - 3.0 Others - 55.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Argentine Republic 3.3 Turkish Republic 2.8 United Mexican States 2.6 Arab Republic of Egypt 2.6 Colombian Republic 2.5 Dominican Republic 2.5 Petroleos Mexicanos 2.3 Romanian Republic 2.2 Hungary Government 2.1 Republic of Nigeria 2.1 25.0